Portfolio of Investments
Columbia Dividend Opportunity Fund, August 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 90.7%
Issuer	Shares	Value ($)
Communication Services 5.1%
Diversified Telecommunication Services 4.6%
AT&T, Inc.	1,700,000	46,614,000
Verizon Communications, Inc.	1,200,000	66,000,000
Total		112,614,000
Media 0.5%
ViacomCBS, Inc., Class B	300,000	12,435,000
Total Communication Services		125,049,000
Consumer Discretionary 5.6%
Hotels, Restaurants & Leisure 2.3%
Darden Restaurants, Inc.	85,000	12,805,250
McDonald’s Corp.	187,500	44,523,750
Total		57,329,000
Household Durables 1.3%
Newell Brands, Inc.	485,000	12,323,850
Whirlpool Corp.	90,000	19,937,700
Total		32,261,550
Specialty Retail 1.5%
Best Buy Co., Inc.	110,000	12,816,100
Home Depot, Inc. (The)	77,500	25,278,950
Total		38,095,050
Textiles, Apparel & Luxury Goods 0.5%
Tapestry, Inc.(a)	290,000	11,692,800
Total Consumer Discretionary		139,378,400
Consumer Staples 12.8%
Beverages 4.6%
Coca-Cola Co. (The)	1,000,000	56,310,000
PepsiCo, Inc.	370,000	57,864,300
Total		114,174,300
Food & Staples Retailing 0.8%
Walgreens Boots Alliance, Inc.	375,000	19,031,250
Food Products 1.7%
Bunge Ltd.	157,500	11,924,325
JM Smucker Co. (The)	100,000	12,367,000
Kraft Heinz Co. (The)	525,000	18,894,750
Total		43,186,075
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 2.6%
Kimberly-Clark Corp.	145,000	19,982,450
Procter & Gamble Co. (The)	310,000	44,140,900
Total		64,123,350
Tobacco 3.1%
Altria Group, Inc.	500,000	25,115,000
Philip Morris International, Inc.	500,000	51,500,000
Total		76,615,000
Total Consumer Staples		317,129,975
Energy 7.3%
Oil, Gas & Consumable Fuels 7.3%
Chevron Corp.	750,000	72,577,500
Diamondback Energy, Inc.	150,000	11,571,000
Exxon Mobil Corp.	1,300,000	70,876,000
Valero Energy Corp.	375,000	24,866,250
Total		179,890,750
Total Energy		179,890,750
Financials 18.1%
Banks 10.2%
Bank of America Corp.	1,040,000	43,420,000
JPMorgan Chase & Co.	635,000	101,568,250
PNC Financial Services Group, Inc. (The)	132,500	25,320,750
Truist Financial Corp.	425,000	24,250,500
U.S. Bancorp	550,000	31,564,500
Zions Bancorp	450,000	26,055,000
Total		252,179,000
Capital Markets 4.3%
Ares Capital Corp.	650,000	12,935,000
BlackRock, Inc.	47,500	44,806,275
Morgan Stanley	265,000	27,673,950
State Street Corp.	235,000	21,833,850
Total		107,249,075
Consumer Finance 0.7%
Discover Financial Services	145,000	18,591,900
Columbia Dividend Opportunity Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.9%
Hartford Financial Services Group, Inc. (The)	375,000	25,207,500
MetLife, Inc.	425,000	26,350,000
Principal Financial Group, Inc.	285,000	19,040,850
Total		70,598,350
Total Financials		448,618,325
Health Care 13.5%
Biotechnology 2.5%
AbbVie, Inc.	525,000	63,409,500
Pharmaceuticals 11.0%
Bristol-Myers Squibb Co.	750,000	50,145,000
Eli Lilly & Co.	47,500	12,268,775
Johnson & Johnson	587,500	101,713,875
Merck & Co., Inc.	625,000	47,681,250
Pfizer, Inc.	1,300,000	59,891,000
Total		271,699,900
Total Health Care		335,109,400
Industrials 5.0%
Aerospace & Defense 1.5%
Raytheon Technologies Corp.	435,000	36,870,600
Air Freight & Logistics 2.0%
CH Robinson Worldwide, Inc.	130,000	11,707,800
United Parcel Service, Inc., Class B	200,000	39,126,000
Total		50,833,800
Electrical Equipment 1.0%
Eaton Corp. PLC	150,000	25,254,000
Machinery 0.5%
AGCO Corp.	87,500	12,041,750
Total Industrials		125,000,150
Information Technology 12.8%
Communications Equipment 2.8%
Cisco Systems, Inc.	1,175,000	69,348,500
Electronic Equipment, Instruments & Components 0.7%
Corning, Inc.	465,000	18,595,350
IT Services 2.0%
International Business Machines Corp.	350,000	49,119,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.5%
Broadcom, Inc.	120,000	59,665,200
Intel Corp.	600,000	32,436,000
Texas Instruments, Inc.	230,000	43,909,300
Total		136,010,500
Technology Hardware, Storage & Peripherals 1.8%
HP, Inc.	825,000	24,535,500
Seagate Technology Holdings PLC	215,000	18,831,850
Total		43,367,350
Total Information Technology		316,440,700
Materials 1.8%
Chemicals 1.8%
Dow, Inc.	400,000	25,160,000
Nutrien Ltd.	325,000	19,724,250
Total		44,884,250
Total Materials		44,884,250
Real Estate 6.1%
Equity Real Estate Investment Trusts (REITS) 6.1%
Crown Castle International Corp.	130,000	25,309,700
Invitation Homes, Inc.	375,000	15,442,500
Kimco Realty Corp.	575,000	12,529,250
Life Storage, Inc.	165,000	20,532,600
Medical Properties Trust, Inc.	1,125,000	23,040,000
Simon Property Group, Inc.	150,000	20,167,500
VICI Properties, Inc.	400,000	12,364,000
Welltower, Inc.	260,000	22,757,800
Total		152,143,350
Total Real Estate		152,143,350
Utilities 2.6%
Electric Utilities 2.6%
American Electric Power Co., Inc.	215,000	19,257,550
Duke Energy Corp.	240,000	25,118,400
Edison International	325,000	18,798,000
Total		63,173,950
Total Utilities		63,173,950
Total Common Stocks (Cost $1,710,953,415)		2,246,818,250

2	Columbia Dividend Opportunity Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, August 31, 2021 (Unaudited)
Convertible Preferred Stocks 8.9%
Issuer		Shares	Value ($)
Communication Services 0.5%
Diversified Telecommunication Services 0.5%
2020 Cash Mandatory Exchangeable Trust(b)	5.250%	10,000	11,908,201
Total Communication Services			11,908,201
Consumer Discretionary 0.7%
Auto Components 0.7%
Aptiv PLC	5.500%	105,000	18,034,800
Total Consumer Discretionary			18,034,800
Financials 0.7%
Capital Markets 0.7%
KKR & Co., Inc.	6.000%	200,000	16,402,000
Total Financials			16,402,000
Health Care 1.3%
Health Care Equipment & Supplies 1.3%
Becton Dickinson and Co.	6.000%	235,000	12,849,800
Danaher Corp.	5.000%	11,500	19,745,500
Total			32,595,300
Total Health Care			32,595,300
Industrials 1.3%
Machinery 0.7%
Stanley Black & Decker, Inc.	5.250%	160,000	18,292,800
Professional Services 0.6%
Clarivate PLC	5.250%	142,500	13,660,050
Total Industrials			31,952,850
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 4.4%
Electric Utilities 1.1%
NextEra Energy, Inc.	6.219%	500,000	26,950,000
Multi-Utilities 3.3%
Algonquin Power & Utilities Corp.	7.750%	387,500	19,313,115
DTE Energy Co.	6.250%	725,000	37,395,500
NiSource, Inc.	7.750%	240,000	24,847,200
Total			81,555,815
Total Utilities			108,505,815
Total Convertible Preferred Stocks (Cost $182,488,987)			219,398,966

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.061%(c),(d)	700,097	700,027
Total Money Market Funds (Cost $700,027)		700,027
Total Investments in Securities (Cost: $1,894,142,429)		2,466,917,243
Other Assets & Liabilities, Net		9,410,247
Net Assets		2,476,327,490

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2021, the total value of these securities amounted to $11,908,201, which represents 0.48% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at August 31, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.061%
	3,382,291	115,782,601	(118,464,865)	—	700,027	—	1,376	700,097
Columbia Dividend Opportunity Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, August 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Dividend Opportunity Fund | Quarterly Report 2021

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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